8 SENIOR SECURED CONVERTIBLE PROMISSORY NOTES (Details Narrative) - USD ($)									1 Months Ended			12 Months Ended
	Mar. 05, 2021	Feb. 09, 2021	Jan. 11, 2021	Dec. 02, 2019	Sep. 11, 2019	May 21, 2019	Feb. 12, 2019	Nov. 21, 2018	Mar. 05, 2021	Jan. 29, 2021	Jan. 20, 2021	Dec. 31, 2020	Dec. 31, 2019	Apr. 14, 2021	Jan. 29, 2020
Common Stock, Shares Authorized												250,000,000	250,000,000
Amortization of Note Discounts												$ 440,017	$ 1,191,894
Note issued to independent third party investor										$ 30,000		30,000
8% Senior Secured Convertible Promissory Note [Member]
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Common Stock [Member]
Issuance of Inducement common shares (Shares)													10,417
Common Stock [Member] | 8% Senior Secured Convertible Promissory Note [Member]
Value of principal portion of debt converted into shares of common stock												$ 320,829	$ 657,247
No of shares issued in conversion of debt												470,810	229,102
Subsequent Event [Member] | 8% Senior Secured Convertible Promissory Note [Member]
Common Stock, Shares Authorized														250,000,000
Debt Instrument, Face Amount	$ 1,250,000								$ 1,250,000
Debt Instrument, Interest Rate, Stated Percentage	8.00%								8.00%
Debt Instrument, Convertible, Beneficial Conversion Feature	$ 488,788
No of shares issued in conversion of debt	294,118
Debt Instrument, Fee Amount	$ 25,000								$ 25,000
Conversion price per share	$ 4.25								$ 4.25
Subsequent Event [Member] | Warrants [Member]
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 5.00								$ 5.00
Warrants and Rights Outstanding, Term									5 years
Subsequent Event [Member] | Investor [Member]
Debt Instrument, Interest Rate, Stated Percentage		8.00%	0.08%							8.00%	0.08%
Value of principal portion of debt converted into shares of common stock		$ 37,158	$ 29,175							$ 44,850	$ 60,600
No of shares issued in conversion of debt		81,755	66,667							98,679	133,333
Conversion price per share		$ 0.4545	$ 0.4376							$ 0.4545	$ 0.4545
Subsequent Event [Member] | Investor [Member] | 8% Senior Secured Convertible Promissory Note [Member]
Debt Instrument, Interest Rate, Stated Percentage		8.00%	8.00%							8.00%	8.00%
Conversion price per share		$ 0.4545	$ 0.4376							$ 0.4545	$ 0.4545
Senior Subordinated Notes First Tranche [Member]
Amortization of Note Discounts												$ 58,250	$ 534,682
Debt Instrument, Face Amount								$ 701,818
Debt discount												163,978
Debt instrument maturity date								May 21, 2019
Debt instrument conversion terms								effective conversion price was calculated as $4.40, so that the BCF was calculated to be $4.20 per share valuing the BCF at $523,326.
Debt Instrument, Convertible, Beneficial Conversion Feature								$ 523,326
Unamortized debt discount								$ 865,796
No of shares issued in conversion of debt								124,768
Accrued interest						$ 24,118						116,957
Original issue discount								$ 81,818
Debt Instrument, Fee Amount								20,000
Proceeds from senior convertible promissory note								$ 600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 5.63
Total debt discount								$ 694,447
Senior Subordinated Notes First Tranche [Member] | Warrants [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature								$ 171,121
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 7.65
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								22,935
Warrants and Rights Outstanding, Term							5 years
Warrants Not Settleable in Cash, Fair Value Disclosure								$ 171,121
Senior Subordinated Notes First Tranche [Member] | Common Stock [Member]
Issuance of Inducement common shares (Shares)								10,417
Issuance of Inducement common shares, amount								$ 89,531
Senior Subordinated Notes Second Tranche [Member]
Debt Instrument, Face Amount					$ 257,135		$ 681,818
Debt instrument maturity date							Aug. 12, 2019
Debt instrument conversion terms							effective conversion price was calculated as $3.06, so that the BCF was calculated to be $2.19 per share valuing the BCF at $403,689.
Debt Instrument, Convertible, Beneficial Conversion Feature							$ 403,689
Unamortized debt discount					108,425		$ 525,009						230,843
No of shares issued in conversion of debt							183,655
Original issue discount							$ 81,818
Proceeds from senior convertible promissory note							$ 600,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 3.7125
Total debt discount							$ 606,827
Senior Subordinated Notes Second Tranche [Member] | Warrants [Member]
Debt Instrument, Convertible, Beneficial Conversion Feature							$ 121,320
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 6.00
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							28,110
Warrants and Rights Outstanding, Term								5 years
Warrants Not Settleable in Cash, Fair Value Disclosure							$ 121,320
8% Senior Secured Convertible Promissory Note - Second Tranche [Member]
Amortization of Note Discounts													24,093
Note issued to independent third party investor												688,166			$ 30,000
Debt Instrument, Face Amount				$ 575,682				$ 1,383,636
Debt discount					$ 498,402								134,717
Total investment								$ 1,200,000
Principal amount sold, periodic payments				$ 149,546
Debt Instrument, Interest Rate, Stated Percentage				0.08%				0.08%
Debt instrument description				The initial tranche principal of $149,546 was issued, with an OID of $17,046, the pro-rated portion of the $68,182 OID for the entire principal amount of $575,682, a $7,500 financing fee for the lender’s transactional expenses that was expensed and the Company received proceeds of $125,000.	The Company and the Investor promptly began negotiations on a Forbearance Agreement and on September 11, 2019, the Company and the Investor agreed to a Forbearance Agreement. Pursuant to this agreement, the Investor is willing to postpone pursuing its rights and remedies under the agreements, in particular and without limitation with respect to the acceleration of the promissory note and the immediate payment of the default amount and reduce the balance of the promissory note to the pre-default balance plus accrued non-default interest of $1,062,784 on the following terms: 1) subject to the Company’s compliance with the forbearance agreement, the forbearance shall commence on the effective date and will expire on June 30, 2020. 2) Should the Company fail to abide by any of the terms and conditions of the forbearance agreement, fail to comply with the terms of the other agreements, or fail to timely make the payments required under the promissory notes, or should the Company trigger an event of default, the forbearance period will immediately terminate. 3) Subject to the Company’s compliance with the forbearance period, the repayment of the promissory note will be reduced from 35% to 0%.	The Note was issued with two $600,000 tranches of cash payments. Since both tranches are in one Note, both tranches are in default as of May 21, 2019.		On November 21, 2018, the Company issued an 8% Senior Secured Convertible Promissory Note in the aggregate principal amount of $1,383,636 in exchange for a total investment of $1,200,000, less commissions and expenses, payable in two tranches. The first tranche was payable upon the closing of the agreement, and the second tranche was payable within ten (10) business days of the Investor receiving written notice confirming the effectiveness of the initial registration statement.
Debt instrument maturity description								Each tranche matured 6 months after the issue date
Debt instrument maturity date					Jun. 30, 2020
Debt instrument conversion terms				The Note is convertible into common shares of the Company at a price equal to 75% of the lowest market value in the thirty trading days prior to the conversion date, which created a BCF valued at greater than the total principal amount of the Note issued of $149,546. The exercise price was $0.5625 per share which converts into 265,859 common shares. The common stock price at the valuation date was $1.95 per share and the conversion price was calculated as $0.5625, so that the BCF was calculated to be $1.3875 per share valuing the BCF at $368,879.				The note is convertible into common shares of the Company at a price equal to 75% of the lowest market value in the thirty trading days prior to the conversion date. The Company is subject to certain penalties if the shares are not issued within two business days of receiving the conversion notice.
Debt instrument collateral terms								Pursuant to a Security Agreement between the Company and the Investor (the “Security Agreement”), the Company has granted to the Investor a security interest in its assets to secure repayment of the Notes. The Company must reserve an amount of shares equal to 500% of the total amount of shares issuable upon full conversion of the promissory note. The Company meets this requirement since it has 250,000,000 common shares authorized and as of April 14, 2021, 174,034,699 shares available to be issued.
Debt Instrument, Convertible, Beneficial Conversion Feature				$ 132,500
Unamortized debt discount													125,453
Value of principal portion of debt converted into shares of common stock												$ 27,855
No of shares issued in conversion of debt												40,000
Accrued interest on Note												$ 12,073	1,927
Accrued interest												$ 145,606	$ 83,557